UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Victoria 1522 Investments, LP
Address: 244 California Street
         Suite 610
         San Francisco, CA  94111

13F File Number:  028-14891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Woodworth
Title:     Legal Counsel and Chief Compliance Officer
Phone:     415-228-3244

Signature, Place, and Date of Signing:

 /s/   Daniel Woodworth     San Francisco, CA     May 04, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-01190                     Frank Russell Company

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $66,428 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAIDU INC                      SPON ADR REP A   056752108     5825    39960 SH       SOLE                     4280        0    35680
BANCOLOMBIA S A                SPON ADR PREF    05968L102     2814    43520 SH       SOLE                     7020        0    36500
CEMEX SAB DE CV                SPON ADR NEW     151290889     6425   827976 SH       SOLE                   114072        0   713904
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     1120    20340 SH       SOLE                     3440        0    16900
CHINA TELECOM CORP LTD         SPON ADR H SHS   169426103      522     9500 SH       SOLE                     2800        0     6700
COMPANHIA SIDERURGICA NACION   SPONSORED ADR    20440W105      122    12900 SH       SOLE                    12900        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     6070   178000 SH       SOLE                    25900        0   152100
ISHARES INC                    MSCI TAIWAN      464286731      501    37300 SH       SOLE                     4600        0    32700
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     7806   293900 SH       SOLE                    46800        0   247100
SASOL LTD                      SPONSORED ADR    803866300     3944    81080 SH       SOLE                     5370        0    75710
SOCIEDAD QUIMICA MINERA DE C   SPON ADR SER B   833635105     5000    85230 SH       SOLE                    12070        0    73160
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     6291   411700 SH       SOLE                     6600        0   405100
TATA MTRS LTD                  SPONSORED ADR    876568502     9995   370600 SH       SOLE                    77400        0   293200
TIM PARTICIPACOES S A          SPONSORED ADR    88706P205     9637   298727 SH       SOLE                    32090        0   266637
VALE S A                       ADR REPSTG PFD   91912E204      356    15700 SH       SOLE                        0        0    15700